Financial Instruments and Financial Risk Management - Schedule of Foreign Exchange Rate Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
10% Appreciation | U.S. dollars
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	$ (20,161)	$ (7,684)
Increase/ (decrease) in reserves	(50,299)	(55,374)
10% Appreciation | United Kingdom, Pounds
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	9,642	2,906
Increase/ (decrease) in reserves	46,477	80,726
10% Appreciation | Euro Member Countries, Euro
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	735	2,987
Increase/ (decrease) in reserves	735	31,134
10% Depreciation | U.S. dollars
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	24,641	9,392
Increase/ (decrease) in reserves	61,476	67,679
10% Depreciation | United Kingdom, Pounds
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	(7,889)	(3,552)
Increase/ (decrease) in reserves	(38,027)	(67,223)
10% Depreciation | Euro Member Countries, Euro
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in profit or loss	(601)	(1,858)
Increase/ (decrease) in reserves	$ (601)	$ (24,887)